Note 6 - Investment in Interest-earning Time Deposits - Investment in Interest-earnings Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Due in one year or less	$ 0	$ 0
Due after one year through five years	912	912
Total	$ 912	$ 912